12. NOTES PAYABLE AND AUTO LOAN (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Auto loan current		$ 9,862
Auto loan noncurrent		20,620
Notes Payable [Member]
Debt original amount		$ 160,633
Debt interest rate		10.00%
Payment of notes payable		$ 40,000
Gain on debt settlement		$ 25,352
Auto Loan [Member]
Debt interest rate	5.99%	5.99%
Auto loan current	$ 7,602	$ 9,862
Auto loan noncurrent	$ 17,196	$ 20,620
Term of auto loan	60 months
Auto loan periodic payments minimum, monthly	$ 950